ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities, Current [Abstract]
Accrued employee compensation and benefits	$ 51,953	$ 14,210
Accrued expenses	13,149	4,825
Capital lease – short-term	84	88
Advances from customers	2,134	1,556
Income and indirect taxes payable	2,815	2,288
Total	$ 70,135	$ 22,967